Leasing Arrangements (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2021	$ 11,775
2022	11,066
2023	10,274
2024	9,934
2025	9,558
Thereafter	21,081
Total lease payments	73,688
Less: imputed interest	(12,910)
Total operating lease liability	$ 60,778